Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

Medical Properties Trust, Inc. and MPT Operating Partnership, L.P.

Schedule II: Valuation and Qualifying Accounts

December 31, 2010

	Balance at Beginning of Year(1)	Additions Charged Against Operations(1)		Net Recoveries(1)		Balance at End of Year(1)
Year Ended December 31,	(In thousands)
2010	$4,339	$22,245	(3)	$2,658		$23,926

2009	$397	$5,107		$1,165		$4,339

2008	$4,202	$397		$4,202	(2)	$397

(1)	Includes allowance for doubtful accounts, straight-line rent reserves, allowance for loan losses, tax valuation allowances and other reserves.

(2)	Includes $3.2 million of write offs associated with our West Houston property that was sold in 2007.

(3)	Includes $12 million loan loss reserve related to our Monroe property and a $6.5 million increase in valuation allowances to fully reserve for the net deferred tax asset of one of our taxable REIT subsidiaries.